Summary of Significant Accounting Policies (Net Loss Per Share) (Details) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	5,458	11,056	11,011	8,812	9,436
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	696	622	630	348	232
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	3,429	2,468	2,448	1,836	1,682
Common and Preferred Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	1,333	1,439	1,412	1,124	714
Redeemable or Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	5,564
Class A Preferred Units [Member] | Submittal Exchange Holdings [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	963